Rule 497(e)
                                                             File Nos. 333-52956



                          SCHWAB signature(TM) ANNUITY

                       SUPPLEMENT DATED DECEMBER 28, 2004
                   To the Prospectus dated May 3, 2004 for the
                        Variable Annuity-1 Series Account
                 of Great-West Life & Annuity Insurance Company

Please note the following changes to your Prospectus.

     On December 10, 2004, SAFECO mutual fund and insurance portfolio assets were merged into existing or new Pioneer funds and thereafter offered and distributed under the Pioneer name. The Funds also have a new investment advisor, Pioneer Investment Management, Inc. For the SAFECO RST Core Equity and SAFECO RST Small-Cap Value Portfolios, the Pioneer Fund and the Pioneer Small Cap Value Fund are existing mutual funds with substantially similar investment objectives and policies as its merged SAFECO counterpart. The merger became effective December 13, 2004.

     As a result of this merger, existing shareholders of the SAFECO Portfolios were issued Investor Class Shares (Class I) of the respective Pioneer Funds for their existing shares in the SAFECO Portfolios. Pioneer will not issue additional Investor Class Shares except in connection with the reinvestment of dividends on outstanding Investor Class shares. Shareholders of Investor Class shares may be eligible to purchase Class A shares of the respective Pioneer
Funds without paying a sales load, pursuant to the prospectus for that class.
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SUMMARY OF CHANGES TO YOUR PROSPECTUS
Name of Fund                          New Name of Fund           Changes are reflected on the following pages of your
                                                                 Prospectus:
SAFECO RST Core Equity Portfolio      Pioneer Fund               2, 13, 14, 31, 39, 45 and Appendix C
SAFECO RST Small-Cap Value Portfolio  Pioneer Small Cap Value    2, 13, 14, 31, 39, 45 and Appendix C
                                      Fund

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Appendix C--Expenses of Each Sub-Account's Underlying Portfolio
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                           (as a percentage of Portfolio average net assets,
            before and after fee waivers and expense reimbursements as of December 31, 2003)

                                                                                                       Total                  Total
                                                                                                     Portfolio             Portfolio
                                                             Management   Other fees   12b-1 fees    Expenses     Total Fee Expenses
                                                                Fees                                Before Fee    Waivers  After Fee
                                                                                                      Waivers                Waivers
A I M V.I. High Yield Fund (formerly INVESCO VIF High Yield
Fund)                                                           0.63%        0.43%        0.00%        1.06%        0.01%     1.05%
Series I Shares
Alger American Balanced Portfolio - Class O Shares              0.75%        0.12%        0.00%        0.87%        0.00%     0.87%
Alger American Growth Portfolio - Class O Shares                0.75%        0.10%        0.00%        0.85%        0.00%     0.85%
Alger American MidCap Growth Portfolio - Class O Shares         0.80%        0.13%        0.00%        0.93%        0.00%     0.93%
AllianceBernstein VP Growth & Income Portfolio - Class A        0.63%        0.03%        0.00%        0.66%        0.08%     0.58%
Shares
AllianceBernstein VP Growth Portfolio - Class A Shares          0.75%        0.14%        0.00%        0.89%        0.00%     0.89%
AllianceBernstein VP Real Estate Investment Portfolio -         0.90%        0.34%        0.00%        1.24%        0.35%     0.89%
Class A Shares
AllianceBernstein VP Utility Income Portfolio - Class A         0.75%        0.73%        0.00%        1.48%        0.20%     1.28%
Shares
American Century VP Balanced Fund - Original Class Shares       0.90%        0.00%        0.00%        0.90%        0.00%     0.90%
American Century VP Income & Growth Fund - Original Class       0.70%        0.00%        0.00%        0.70%        0.00%     0.70%
Shares
American Century VP International Fund - Original Class         1.33%        0.01%        0.00%        1.34%        0.00%     1.34%
Shares
American Century VP Value Fund - Original Class Shares          0.95%        0.00%        0.00%        0.95%        0.00%     0.95%
Baron Capital Asset Fund: Insurance Shares                      1.00%        0.19%        0.25%        1.44%        0.00%     1.44%
Delaware VIP Small Cap Value Series - Standard Class            0.75%        0.11%        0.00%        0.86%        0.00%     0.86%
Dreyfus GVIT Mid Cap Index Fund-Class II Shares                 0.40%        0.24%        0.25%        0.89%        0.00%     0.89%
Dreyfus Investment Portfolios MidCap Stock                      0.75%        0.07%        0.00%        0.82%        0.00%     0.82%
Portfolio-Initial Shares
Dreyfus VIF Appreciation Portfolio - Initial Shares             0.75%        0.05%        0.00%        0.80%        0.00%     0.80%
Dreyfus VIF Growth and Income Portfolio - Initial Shares        0.75%        0.07%        0.00%        0.82%        0.00%     0.82%
Dreyfus VIF Developing Leaders Portfolio - Initial Shares       0.75%        0.07%        0.00%        0.82%        0.00%     0.82%
Federated Fund for U.S. Government Securities II                0.60%        0.37%        0.00%        0.97%        0.25%     0.72%
Federated International Equity Fund II                          1.00%        1.00%        0.00%        2.00%        0.31%     1.69%
INVESCO VIF-Technology Fund                                     0.75%        0.41%        0.00%        1.16%        0.00%     1.16%
JPMorgan Small Company Portfolio                                0.60%        0.55%        0.00%        1.15%        0.00%     1.15%
Janus Aspen Series Balanced Portfolio - Institutional           0.55%        0.02%        0.00%        0.57%        0.00%     0.57%
Shares*
Janus Aspen Series Flexible Income Portfolio -                  0.50%        0.04%        0.00%        0.54%        0.00%     0.54%
Institutional Shares*
Janus Aspen Series Growth and Income Portfolio                  0.62%        0.18%        0.00%        0.80%        0.00%     0.80%
-Institutional Shares*
Janus Aspen Series Worldwide Growth Portfolio -                 0.60%        0.06%        0.00%        0.66%        0.00%     0.66%
Institutional Shares*
Oppenheimer Global Securities Fund/VA                           0.63%        0.04%        0.00%        0.67%        0.00%     0.67%
PBHG Large Cap Growth Portfolio**                               0.75%        0.58%        0.00%        1.33%        0.00%     1.33%
PIMCO VIT High Yield Portfolio                                  0.25%        0.35%        0.00%        0.60%        0.00%     0.60%
PIMCO VIT Low Duration Portfolio                                0.25%        0.25%        0.00%        0.50%        0.00%     0.50%
Pioneer Fund VCT (formerly the SAFECO RST Core Equity
Portfolio)                                                      0.65%        0.11%        0.00%        0.76%        0.00%     0.76%
Class I***
Pioneer Fund (formerly the SAFECO RST Core Equity               0.50%        0.34%        0.25%        1.09%        0.00%     1.09%
Portfolio) Class A***
Pioneer Small Cap Value VCT II  (formerly the SAFECO RST        0.75%        0.27%        0.00%        1.02%        0.01%     1.01%
Small-Cap Value Portfolio) Class I ***
Pioneer Small Cap Value Fund (formerly the SAFECO RST           0.85%        0.56%        0.25%        1.66%        0.00%     1.66%
Small-Cap Value Portfolio) Class A***
Schwab MarketTrack Growth Portfolio II(TM)                      0.44%        0.43%        0.00%        0.87%        0.37%     0.50%
Schwab Money Market Portfolio(TM)                               0.38%        0.06%        0.00%        0.44%        0.00%     0.44%
Schwab S&P 500 Portfolio                                        0.20%        0.12%        0.00%        0.32%        0.04%     0.28%
Scudder Variable Series I Capital Growth Portfolio - Class      0.47%        0.04%        0.00%        0.51%        0.00%     0.51%
A Shares
Scudder Variable Series II Small Cap Growth Portfolio -         0.48%        0.11%        0.00%        0.59%        0.00%     0.59%
Class A Shares
Scudder VIT EAFE(R) Equity Index Fund  - Class A Shares         0.45%        0.64%        0.00%        1.09%        0.44%     0.65%
Scudder VIT Small Cap Index Fund  - Class A Shares              0.35%        0.26%        0.00%        0.61%        0.16%     0.45%
Strong MidCap Growth Fund II                                    0.75%        0.71%        0.00%        1.46%        0.28%     1.18%
Strong Opportunity Fund II - Investor Class                     0.75%        0.66%        0.00%        1.41%        0.01%     1.40%

*The Janus Aspen Series funds fees' are as of July 1, 2004. The period from January 1, 2004 through June 30, 2004 does not reflect these lowered fees. **For assets between $0 and $1 billion. Effective December 8, 2004, once assets of any Fund exceed $1 billion, the advisory fee charged on such assets will be reduced by 0.05% from their base level. Further fee breakpoints are triggered when the Fund's assets reach $1.5 billion, $2 billion, and $2.5 billion. In each case, base level advisory fees are reduced by an additional 0.05% - for a possible 0.20% reduction in total.
***The fees shown are effective December 13, 2004. The period from January 1, 2004 through December 10, 2004 does not reflect these new fees.

                Please keep this supplement for future reference.
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